Description of Business - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Proceeds from contingently redeemable convertible common stock	$ 27,500	$ 0
Backstop Agreement [Member]
Temporary equity stock shares issued during the period new issues	2,350,427
Proceeds from contingently redeemable convertible common stock	$ 27,500
Before Two Thousand And Twenty Five [Member]
Percentage Of Plastic Free Materials To Be Used			100.00%	100.00%	100.00%